Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 1 - USD ($)												6 Months Ended	12 Months Ended
	Dec. 11, 2023	Sep. 30, 2022	Nov. 17, 2019	Jan. 30, 2019	Nov. 13, 2018	Oct. 30, 2018	Sep. 30, 2018	Jan. 03, 2018	Jun. 30, 2017	Mar. 13, 2017	Sep. 13, 2016	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2019	Sep. 30, 2018	Jan. 31, 2024	Oct. 24, 2023	Aug. 31, 2023	Aug. 04, 2023	Jul. 17, 2023	May 01, 2023	Apr. 12, 2023	Aug. 01, 2022	Feb. 01, 2022	Jan. 01, 2022	Dec. 01, 2021	Sep. 30, 2021	Jan. 13, 2019	Jan. 30, 2018	Mar. 28, 2017
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 1 [Line Items]
Amortization of debt discounts													$ 328	$ 21,940
Convertible promissory note								$ 3,500,000			$ 3,500,000
Interest amount										$ 298,341
Payment of monthly principal and interest							$ 323,440
Interest rate at period end																	18.00%		18.00%
Additional advisory fees											$ 850,000		$ 850,000
Sales proceeds															$ 270,320	$ 308,100
Conversion rate of percentage												50.00%	85.00%
Debt premium													$ 7,714
Investment fund received								5,788,642
Principal balance		$ 224,000					4,788,642						183,259	224,000		4,788,642		$ 3,400		$ 183,259	$ 90,400		$ 8,676,957
Premium stock settled debt								403,878
Accrued interest								$ 2,288,642
Principal and premium		7,777										$ 10,476	2,012	7,777										$ 5,388				$ 378	$ 52,500
Received payments							$ 308,100								$ 270,320	$ 308,100
Principal amount																						$ 120,000			$ 15,000	$ 15,000	$ 15,000
Effective Income Tax Rate Reconciliation, Tax Settlement, Percent				9.99%
Vendor settlement				$ 1,666,667	$ 161,700
Based on discount				40.00%
Securities shares issued (in Shares)							102								1,273	102
Shares cancelled (in Shares)			195
Additional paid capital												$ 1,363,100	$ 1,363,100
Michael Bannon [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 1 [Line Items]
Ownership percentage																							100.00%
Senior Secured Credit Facility [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 1 [Line Items]
Bore interest, percentage								18.00%			18.00%		8.00%
Debt premium									$ 617,647
Interest rate								12.00%
Interest Rate [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 1 [Line Items]
Increase in interest rate, percentage									25.00%
Note B [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 1 [Line Items]
Maturity date													Jan. 13, 2019
Note A [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 1 [Line Items]
Maturity date													Mar. 13, 2018
Livingston Asset Management LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 1 [Line Items]
Settlement agreement, description													The Company issued free trading shares of its common stock under section 3(a) (10) of the Securities Act to Livingston in the amount of such judgment in a series of tranches so that Livingston will not own more than 9.99% of the Company’s outstanding shares per tranche. The parties reasonably estimate that the fair market value of the Settlement Shares to be received by Livingston is equal to approximately $1,666,667 which was based on a discount of 40%.
Settlement Agreement [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 1 [Line Items]
Premium stock settled debt								$ 617,647
Convertible Note [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 1 [Line Items]
Sales proceeds													$ 850,000
Accrued interest													4,866	563
Note A [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 1 [Line Items]
Principal balance						$ 1,000,000		1,000,000
Note B [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 1 [Line Items]
Principal balance						4,788,642		4,788,642
Settlement Agreement [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 1 [Line Items]
Advisory fee								2,050,000
Investment fund received								5,788,642
Settlement agreement								3,500,000
Convertible Notes Payable [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 1 [Line Items]
Accrued interest								$ 238,642
Principal balance													15,000
Principal and premium													9,277
Two Notes [Member] | Note A [Member] | Livingston Asset Management LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 1 [Line Items]
Principal amount																														$ 1,000,000
Senior Secured Credit Facility [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 1 [Line Items]
Interest amount											$ 52,500
Payment of monthly principal and interest											$ 298,341
Interest rate at period end											25.00%
Additional advisory fees													850,000
Advisory fee		850,000											850,000	850,000
Current liability													850,000
Accrued interest						537,643
Principal and premium													$ 0
Principal amount						6,018,192
Additional debt premium						$ 94,878
Interest rate	12.00%					12.00%
Securities shares issued (in Shares)													1,375
Additional paid capital													$ 180,618
Convertible debt balance amount		421,587												421,587
Convertible debt premium		281,054												281,054
Senior Secured Credit Facility [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 1 [Line Items]
Advisory fee																															$ 1,200,000
Senior Secured Credit Facility [Member] | Note A [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 1 [Line Items]
Principal amount		421,587				$ 691,907								421,587
Senior Secured Credit Facility [Member] | Note B [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 1 [Line Items]
Accrued interest		2,377,557
Principal amount		$ 5,326,285				$ 5,326,285								$ 5,326,285
Senior Secured Credit Facility [Member] | Convertible Promissory Note [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 1 [Line Items]
Borrowing amount											$ 6,500,000